Cash Flow Information (Details) - Cash Flow Information (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Information [Abstract]
Warrant derivative liabilities transferred to equity on waiver of future anti-dilution rights				$ 315,803
Conversion element of convertible promissory notes transferred to equity on modification of terms (See Note 5)				573,923
Conversion element bifurcated on issuance of convertible promissory notes				11,495,163
Interest converted to principal on convertible promissory notes	416,009	395,843	801,645	460,383
Beneficial conversion feature related to Series A-1 Convertible Preferred Stock				9,250,009
Inventory transferred to property and equipment				750,501
Accretion on Series A and B convertible preference shares of subsidiary associated with premium				$ (15,242)